JPMorgan Growth Advantage Fund Average Annual Total Returns - R2 R3 R4 R5 R6 Shares [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
RUSSELL 3000 INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	23.81%	13.86%	12.55%
RUSSELL 3000 GROWTH INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	32.46%	18.25%	16.22%
Class R2
Prospectus [Line Items]
Average Annual Return, Percent	30.46%	18.66%	16.49%
Class R3
Prospectus [Line Items]
Average Annual Return, Percent	30.79%	18.95%	16.79%
Class R4
Prospectus [Line Items]
Average Annual Return, Percent	31.09%	19.25%	17.08%
Class R5
Prospectus [Line Items]
Average Annual Return, Percent	31.29%	19.43%	17.25%
Class R5 | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	29.65%	17.71%	15.73%
Class R5 | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	19.76%	15.44%	14.17%
Class R6
Prospectus [Line Items]
Average Annual Return, Percent	31.43%	19.55%	17.37%